                                             Supplement to Prospectus dated May 1, 2002
                                                 Supplement dated January 31, 2003

This Supplement should be retained with the current Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                                         SUB-ADVISOR CHANGE

Montgomery Variable Series - Emerging Markets Portfolio/Sub-account
Effective  January 20, 2003,  Gartmore  Global Asset  Management  Trust will be the interim  investment  advisor and Gartmore Global
Partners  will be the  interim  sub-advisor  for the  Montgomery  Variable  Series -  Emerging  Markets  portfolio.  The  investment objective of the Montgomery Variable Series - Emerging Markets portfolio is unchanged.

VIAS/ VIAT/ VIAG-SUPP (01/31/2003)                                                                             VIASUPP (01/31/2003)